Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated February 21, 2019 to the

Ivy Funds Prospectus

dated October 31, 2018

as supplemented December 3, 2018 and January 31, 2019

Effective immediately, the benchmark index for Ivy Accumulative Fund is changed from the S&P 500 Index to the Russell 3000 Growth Index. The 1, 5 and 10 Year performance information for the Russell 3000 Growth Index as of December 31, 2018 will appear in the next update to the Fund’s prospectus, to be dated October 31, 2019. The S&P 500 Index performance also will be shown in the Fund’s prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call 800.777.6472 for additional information.

The following replaces the “Ivy Accumulative Fund – Principal Investment Strategies” section beginning on page 4:

Ivy Accumulative Fund seeks to achieve its objective to provide capital growth and appreciation by investing primarily in a diversified portfolio of common stocks of U.S. companies that IICO considers to be high quality growth companies with an attractive long-term investment potential, the risks of which are, in IICO’s opinion, consistent with the Fund’s objective. The Fund will invest primarily in growth-oriented companies. A stock has growth potential if, in IICO’s opinion, the revenue, earnings and/or cash flow of the company are likely to grow meaningfully faster than the economy. The Fund may invest in companies of any size, and of any industry, but IICO will generally emphasize large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition).

In selecting securities for the Fund, IICO begins its investment process by screening companies having a market capitalization within the Russell 3000 Growth Index based on market capitalization, liquidity and acceptable internal financial leverage requirements, and then primarily utilizes a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. IICO seeks companies that are growing faster than the market and the overall economy, whose capital requirements are generated organically, and that have a history or potential for industry leading profitability.

Position sizes are determined primarily by company-specific factors. These factors include the issuer’s top-line growth, margin structure, return profile, cash flow generation, capital structure, capital intensity, sustainable competitive position, management competency and valuation. Other items considered include the total addressable market, sector and industry growth rates, and the variability and duration of the market’s growth. The security’s contribution to the overall risk profile of the Fund is also evaluated. The Fund typically holds a limited number of stocks (generally 35 to 50).

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, IICO considers many factors, which may include management execution issues, changes in economic or market factors in general or with respect to a particular industry or sector; changes in the market trends or other factors affecting an individual security; and changes in the relative market performance or its belief in the appreciation possibilities offered by individual securities. IICO also may sell a security due to changes in its competitive landscape, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Effective immediately, the following are inserted as “Principal Investment Risks” for Ivy Accumulative Fund on page 5:

∎
Holdings Risk. The Fund typically holds a limited number of stocks (generally 35 to 50). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

∎
Mid Size Company Risk. Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

∎
Small Company Risk. Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.

The bullet points for “Portfolio Turnover Risk” and “Value Stock Risk” in the Ivy Accumulative Fund — Principal Investment Risks” section on page 5 are deleted in their entirety.

Ivy Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated February 21, 2019 to the

Ivy Funds Prospectus

dated October 31, 2018

as supplemented December 3, 2018 and January 31, 2019

Effective immediately, the benchmark index for Ivy Accumulative Fund is changed from the S&P 500 Index to the Russell 3000 Growth Index. The 1, 5 and 10 Year performance information for the Russell 3000 Growth Index as of December 31, 2018 will appear in the next update to the Fund’s prospectus, to be dated October 31, 2019. The S&P 500 Index performance also will be shown in the Fund’s prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call 800.777.6472 for additional information.

The following replaces the “Ivy Accumulative Fund – Principal Investment Strategies” section beginning on page 4:

Ivy Accumulative Fund seeks to achieve its objective to provide capital growth and appreciation by investing primarily in a diversified portfolio of common stocks of U.S. companies that IICO considers to be high quality growth companies with an attractive long-term investment potential, the risks of which are, in IICO’s opinion, consistent with the Fund’s objective. The Fund will invest primarily in growth-oriented companies. A stock has growth potential if, in IICO’s opinion, the revenue, earnings and/or cash flow of the company are likely to grow meaningfully faster than the economy. The Fund may invest in companies of any size, and of any industry, but IICO will generally emphasize large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition).

In selecting securities for the Fund, IICO begins its investment process by screening companies having a market capitalization within the Russell 3000 Growth Index based on market capitalization, liquidity and acceptable internal financial leverage requirements, and then primarily utilizes a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. IICO seeks companies that are growing faster than the market and the overall economy, whose capital requirements are generated organically, and that have a history or potential for industry leading profitability.

Position sizes are determined primarily by company-specific factors. These factors include the issuer’s top-line growth, margin structure, return profile, cash flow generation, capital structure, capital intensity, sustainable competitive position, management competency and valuation. Other items considered include the total addressable market, sector and industry growth rates, and the variability and duration of the market’s growth. The security’s contribution to the overall risk profile of the Fund is also evaluated. The Fund typically holds a limited number of stocks (generally 35 to 50).

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, IICO considers many factors, which may include management execution issues, changes in economic or market factors in general or with respect to a particular industry or sector; changes in the market trends or other factors affecting an individual security; and changes in the relative market performance or its belief in the appreciation possibilities offered by individual securities. IICO also may sell a security due to changes in its competitive landscape, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Effective immediately, the following are inserted as “Principal Investment Risks” for Ivy Accumulative Fund on page 5:

∎
Holdings Risk. The Fund typically holds a limited number of stocks (generally 35 to 50). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

∎
Mid Size Company Risk. Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

∎
Small Company Risk. Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.

The bullet points for “Portfolio Turnover Risk” and “Value Stock Risk” in the Ivy Accumulative Fund — Principal Investment Risks” section on page 5 are deleted in their entirety.